Segment Information: (Tables)	12 Months Ended
Dec. 31, 2022
Segment information:
Schedule of information of operating segments

Year ended on											Holding &				Consolidation
December 31, 2020	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	2,218,230	Ps.	1,808,102	Ps.	488,981	Ps.	281,659	Ps.	132,751			Ps.	482,695			Ps.	5,412,418
Non-aeronautical revenue		2,252,157		740,450		296,961		90,431		42,103	Ps.	1,265,920		133,496	Ps.	(1,266,291)		3,555,227
Revenue for construction services		1,855,747		353,686		6,918		728,718		154,155				557,862				3,657,086
Operating profit		2,079,965		923,518		(242,234)		95,167		40,020		327,631		52,109				3,276,176
Non-current assets		18,899,582		20,229,990		5,604,037		2,426,454		1,097,864		33,164,914		5,029,721		(33,757,400)		52,695,162
Total assets		22,406,388		21,630,906		6,090,371		2,913,304		1,345,826		33,834,595		5,947,221		(33,757,400)		60,411,211
Total liabilities		5,557,692		8,934,439		3,826,600		49,910		78,198		184,800		86,366				18,718,005
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,720,381		400,500		6,918		570,940		118,736				511,085				3,328,560
Amortization and depreciation		(487,333)		(746,524)		(461,563)		(49,427)		(31,897)		(6,976)		(151,046)				(1,934,766)
Revenue recognized At point in time:
Aeronautical revenue		1,888,076		953,715		459,655		254,210		120,688				439,320				4,115,664
Non-aeronautical revenue		319,367		142,135														461,502
Total	Ps.	2,207,443	Ps.	1,095,850	Ps.	459,655	Ps.	254,210	Ps.	120,688			Ps.	439,320			Ps.	4,577,166
Over a period time:
Aeronautical revenue		330,154		854,387		29,326		27,449		12,063				43,375				1,296,754
Non-aeronautical revenue		1,932,790		598,315		296,961		90,431		42,103		1,265,920		133,496		(1,266,291)		3,093,725
Revenue for construction services		1,855,747		353,686		6,918		728,718		154,155				557,862				3,657,086
Total	Ps.	4,118,691	Ps.	1,806,388	Ps.	333,205	Ps.	846,598	Ps.	208,321	Ps.	1,265,920	Ps.	734,733	Ps.	(1,266,291)	Ps.	8,047,565

(*)       Subsidiary located in Puerto Rico.

(**)     Subsidiary located in Colombia.

Year ended on											Holding &				Consolidation
December 31, 2021	Cancún		Aerostar (*)		Airplan (**)		Mérida			Villahermosa	Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	4,644,489	Ps.	2,027,188	Ps.	1,174,762	Ps.	467,065	Ps.	211,238			Ps.	883,857			Ps.	9,408,599
Non-aeronautical revenue		4,038,222		1,394,346		450,604		129,797		49,410	Ps.	1,191,810		167,517	Ps.	(1,191,810)		6,229,896
Revenue for construction services		1,210,514		231,301		6,261		795,208		123,936				778,946				3,146,166
Operating profit		5,406,719		1,526,642		430,817		247,576		95,027		546,457		404,436				8,657,674
Non-current assets		20,142,279		20,330,478		4,526,009		3,220,164		1,246,279		36,791,385		5,754,925		(37,842,891)		54,168,628
Total assets		26,169,097		22,988,431		5,556,098		3,562,271		1,456,118		37,190,823		6,750,781		(37,842,891)		65,830,728
Total liabilities		7,480,794		8,876,260		3,255,579		30,724		101,020		70,852		245,443				20,060,672
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,535,850		230,344		4,537		899,603		179,968				826,417				3,676,719
Amortization and depreciation		(546,795)		(740,075)		(445,236)		(53,733)		(35,601)		(1,677)		(170,225)				(1,993,342)
Revenue recognized
At point in time:
Aeronautical revenue		4,009,238		1,588,161		1,142,604		429,884		191,766				814,057				8,175,710
Non-aeronautical revenue		687,390		316,942														1,004,332
Total	Ps.	4,696,628	Ps.	1,905,103	Ps.	1,142,604	Ps.	429,884	Ps.	191,766			Ps.	814,057			Ps.	9,180,042

Over a period time:
Aeronautical revenue		635,251		439,027		32,158		37,181		19,472				69,800				1,232,889
Non-aeronautical revenue		3,350,832		1,077,404		450,604		129,797		49,410		1,191,810		167,517		(1,191,810)		5,225,564
Revenue for construction services		1,210,514		231,301		6,261		795,208		123,936				778,946				3,146,166
Total	Ps.	5,196,597	Ps.	1,747,732	Ps.	489,023	Ps.	962,186	Ps.	192,818	Ps.	1,191,810	Ps.	1,016,263	Ps.	(1,191,810)	Ps.	9,604,619

(*)    Subsidiary located in Puerto Rico.

(**)  Subsidiary located in Colombia.

Year ended on											Holding &				Consolidation
December 31, 2022	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	7,515,691	Ps.	2,100,276	Ps.	2,027,061	Ps.	799,661	Ps.	316,367			Ps.	1,313,461			Ps.	14,072,517
Non-aeronautical revenue		5,854,262		1,598,601		652,280		168,802		64,553	Ps.	872,592		210,173	Ps.	(872,592)		8,548,671
Revenue for construction services		910,812		411,152		12,922		553,361		105,690				698,757				2,692,694
Operating profit		9,022,518		2,149,776		1,233,502		557,128		193,390		806,419		735,416				14,698,149
Non-current assets		20,397,710		19,071,914		3,396,813		3,593,843		1,250,325		40,386,563		6,217,622		(41,475,439)		52,839,351
Total assets		30,024,926		23,292,857		4,924,236		4,043,180		1,497,541		41,149,776		7,462,444		(41,475,439)		70,919,521
Total liabilities		6,713,813		12,177,362		2,457,168		81,660		125,739		161,001		187,171				21,903,914
Improvements to assets under concession and acquisition of furniture and equipment in the period		1,062,108		440,627		12,695		476,164		50,654				733,525				2,775,773
Amortization and depreciation		(610,864)		(724,294)		(415,829)		(70,397)		(38,317)		906		(200,442)				(2,059,237)
Revenue recognized
At point in time:
Aeronautical revenue		6,628,035		1,411,532		1,967,114		745,695		290,593				1,214,455				12,257,424
Non-aeronautical revenue		1,085,461		337,190														1,422,651
Total	Ps.	7,713,496	Ps.	1,748,722	Ps.	1,967,114	Ps.	745,695	Ps.	290,593			Ps.	1,214,455			Ps.	13,680,075

Over a period time:
Aeronautical revenue		887,656		688,744		59,947		53,966		25,774				99,006				1,815,093
Non-aeronautical revenue		4,768,801		1,261,411		652,280		168,802		64,553		872,592		210,173		(872,592)		7,126,020
Revenue for construction services		910,812		411,152		12,922		553,361		105,690				698,757				2,692,694
Total	Ps.	6,567,269	Ps.	2,361,307	Ps.	725,149	Ps.	776,129	Ps.	196,017	Ps.	872,592	Ps.	1,007,936	Ps.	(872,592)	Ps.	11,633,807

(*)    Subsidiary located in Puerto Rico.

(**)  Subsidiary located in Colombia.